SCHEDULE OF TRADE PAYABLES, OTHER PAYABLES AND ACCRUALS (Details) (Parenthetical) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Share-based payment liability		$ 100,000
Professional fees	[1]	2,937,976	$ 2,093,658	$ 531,245
Mergers and acquisitions [member]
IfrsStatementLineItems [Line Items]
Professional fees		$ 1,100,000

[1]	The increase in professional fees in the year ended March 31, 2026 can, in part, be attributed to the cost incurred in relation to being a public company following the IPO in January 2025. Upon the successful closing of the IPO, $1.4 million IPO related costs were capitalized against the share premium account with $1.7 million recorded as an expense in the statement of profit or loss during the year ended March 31, 2025.